Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	€ 1,666
Property, plant and equipment acquired through business combination	165
Additions	154
Disposals	(2)
Depreciation expense	(112)
Transfer during the period	(1)
Effects of changes in foreign exchange rates	9
Net balance, ending	1,981
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	3,034
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(1,053)
IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	102
Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,768
Land and property rights.[member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	18
Net balance, ending	18
Land and property rights.[member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	34
Land and property rights.[member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(16)
Land and property rights.[member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	18
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	217
Property, plant and equipment acquired through business combination	40
Additions	14
Depreciation expense	(12)
Transfer during the period	4
Effects of changes in foreign exchange rates	2
Net balance, ending	347
Buildings [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	492
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(145)
Buildings [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	82
Buildings [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	299
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,227
Property, plant and equipment acquired through business combination	120
Additions	40
Disposals	(2)
Depreciation expense	(95)
Transfer during the period	65
Effects of changes in foreign exchange rates	6
Net balance, ending	1,378
Machinery and equipment [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	2,236
Machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(858)
Machinery and equipment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	17
Machinery and equipment [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,244
Construction Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	194
Property, plant and equipment acquired through business combination	4
Additions	99
Transfer during the period	(72)
Effects of changes in foreign exchange rates	1
Net balance, ending	226
Construction Work in Progress [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	232
Construction Work in Progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(6)
Construction Work in Progress [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	194
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	10
Property, plant and equipment acquired through business combination	1
Additions	1
Depreciation expense	(5)
Transfer during the period	2
Net balance, ending	12
Other [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	40
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(28)
Other [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	3
Other [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	€ 13